SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The accompanying consolidated financial statements of the Group are stated in Renminbi ("RMB"). The presentation of the amounts in United States dollar ("US$") is included solely for the convenience of the reader and were converted at a rate of RMB6.2939 to US$1.00, the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2011. Such translation should not be construed to be the amounts that would have been reported under US GAAP.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and its VIE's subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and the accompanying notes. Significant accounting estimates reflected in the Group's financial statements include the useful lives and impairment of property and equipment, and intangible assets with definite lives; valuation allowance for deferred tax assets; impairment of goodwill and other intangible assets with indefinite lives;; and share-based compensation expense. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

Short-term investments

The Group's short-term investments comprise debt securities which are classified as available-for-sale or held-to-maturity investments. The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders' equity. Short-term investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its available-for-sale short-term investments for other-than-temporary impairment ("OTTI") based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment. OTTI below cost is recognized as a loss in the income statement.

In April 2009, the FASB issued guidance amending existing GAAP relating to OTTI for debt securities to improve presentation and disclosure of OTTI on debt securities in the financial statements. The new guidance requires that an entity separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security's amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

The Group adopted the new guidance on January 1, 2010. The adoption of the new guidance did not result in a cumulative-effective adjustment as of January 1, 2010.

Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes as income when dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1 - inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
•	Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•	Level 3 - inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Land use rights

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the agreements.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until they are ready for their intended use. Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or the
estimated useful lives

Acquired intangible assets with definite lives, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are carried at cost less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets. The weighted average amortization periods by major intangible assets classes are as follows:

Service agreements with universities and high schools	26 years
Operating platforms used to provide online education service	6 years
Customer base	4 years
Online coursewares	3 years
Partnership with agencies	5 years
Exclusive partnership with universities	16 years
Operational right of private school	22 years
Partnership with local institutes	7.2 years
Acquired right to use trademark	2.2 years

Intangible assets-indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of comparing the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

Impairment of long-lived assets and intangible assets with definite life

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. The Group evaluates the recoverability of long-lived assets, including intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

Goodwill is not amortized but evaluated for impairment annually or more frequently if event and circumstances indicate that they might be impaired. The Group performs a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue recognition

The Group's revenue is principally derived from the following:

(a)	Online degree programs, which mainly provide: (i) online education technical and consulting services; and (ii) recruiting services and enrollment marketing services.

(i)	Online education technical and consulting services

The Group's primary business is to provide online education technical and consulting services to the online degree programs of leading Chinese universities. These services mainly include academic program development, technology services, and student support services. All these services are provided over the service period, therefore the related revenue is recognized ratably over the Six-month School Semester (the "Semester") during which the Group provides the services. The Semesters generally begin in April and October of each calendar year.

(ii)	Students recruiting services, online technical services and enrollment marketing services

The Group also provides students recruiting, online technical, enrollment marketing services through its learning centers network for collaborative universities in China, including those universities to which the Group provides online education technical and consulting services. The amount of service fees earned is computed as a percentage of tuition fees, which the Group collected from students on behalf of the universities, based on the agreements entered into with the universities.

Service fees are initially recorded as deferred revenue and are recognized as revenue ratably over the Semester during which the Group provides the services.

(b)	Online tutoring programs

The Group offers online interactive tutoring services to the students of primary and secondary schools through prepaid cards. These services allow the students to access the online education services over a fixed period of time, generally ranging from one month to three years, during which period the students can access the online learning platform at any time. The Group sells the prepaid cards to the student directly on its website or through distributors. The payment from distributors are generally received when the prepaid cards are delivered to the distributors, and not contingent upon the resale to the students (end users).

Payments received from students or distributors are initially recognized as deferred revenue. Revenue is recognized on a straight-line basis over the service period, starting from the activation of the prepaid cards by the students and ending with the prepaid cards' expiration date.

(c)	Private primary and secondary schools

The Group operates a number of private primary and secondary schools, which provide educational services to the students through traditional classroom education. Students register and pay for their classes at the beginning of each semester. Fees received from students upfront are initially recorded as deferred revenue. Revenue is recognized ratably over the service period, which is six months for each school semester. If a student withdraws from a class, any collected but unearned portion of the fee is recognized as revenue at that time unless the student is entitled to a refund.

(d)	International and elite curriculum programs

The Group provides international post-secondary and English language learning services for high schools in the PRC and international polytechnic curriculum programs through traditional classroom education. For those programs, students must register and pay for their classes at the beginning of each semester or each short-term program (i.e. Summer camp). Fees collected from learning institutions are recognized either on a straight-line basis over the service period, which is typically the six-month school semester or when such services are completed.

Business tax

The Group's PRC subsidiaries, VIE and VIE' subsidiaries are subject to business taxes at the rate of 5.5%, which is applied to service revenue generated from online education programs and international and elite curriculum programs.

Value added tax ("VAT") and VAT rebate

The Group is subject to PRC value added tax (''VAT'') generally at a rate of 17% on part of the revenue from the online education technical services and online tutoring services which reduces revenues, and are entitled to an offset for VAT paid or borne on the goods purchased by the Group. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets. The Group is entitled to a rebate of VAT paid at a rate of 14%. The rebates are recorded as a component of revenue when the relevant compliance requirements are met and that, there are no further obligations, nor subject to future refunds or reimbursements. The rebates granted to the Group during the years ended December 31, 2009, 2010 and 2011 were RMB6,634, RMB9,257 and RMB8,260, respectively.

Accounts receivable

Accounts receivable is recorded when it become due based on the service agreement, and primarily relates to the online education technical, consulting and recruiting services provided to certain university customers, and online tutoring services.

The Group determines its allowance by considering a number of factors, including the length of time the receivable is past due, the Group's previous loss history, the counter party's current ability to pay its obligation to the Group, and the condition of the general economy and the industry as a whole. The Group writes off accounts receivable when it becomes apparent based upon age or customer circumstances that such amounts will not be collected.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, investments, accounts receivable and amount due from related parties. The Group places its cash and cash equivalents and term deposits with financial institutions in the PRC and Hong Kong.

The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. To date, the Group has not experienced significant losses from uncollectible accounts. An allowance for doubtful accounts amounting to RMB364, RMB540 and RMB nil was recorded in 2009, 2010 and 2011, respectively and these amounts were written off in the same year. Management will continue to evaluate the Group's collection experience and provide for an allowance for doubtful accounts as appropriate.

A summary of the customers who accounted for 10% or more of the Group's consolidated net revenues was as follows:

	For the years ended December 31,
Customers	2009	2010	2011
	%	%	%

A	20	16	13
B	12	11	11
C	*	11	13
D	13	12	11

A summary of the customers who accounted for 10% or more of the Group's consolidated accounts receivable and amounts due from related parties was as follows:

	As of December 31,
Customers	2010	2011
	%	%

A	37	36
C	19	33
D	18	*

*	Represented less than 10% of consolidated net revenue or accounts receivable and amounts due from related parties' balances.

Research and development

Research and development expenses mainly include depreciation, payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platform and courseware. The Group expenses all research and development costs when incurred.

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs totaling RMB7,822, RMB9,310 and RMB13,794 for the years ended December 31, 2009, 2010 and 2011, respectively, which are recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Royalty fees

Royalty fees payable to the Fourth Middle School of Anqing for the use of the school's education resources in the provision of the Group's private primary and secondary schools services increase each year from the 2005 calendar year to the 2024 calendar year. The aggregated royalty fees are recognized as royalty expense on a straight-line basis over the royalty period. The difference between royalty fees paid and the amount reported as expenses was included as a component of accrued expenses and other current liabilities in the accompanying consolidated balance sheets.

Foreign currency translation

The functional currency of the Company, BJ-BCIT and BJ-WITT is the US$. The functional currency of all other entities within the Group is the RMB. Transactions in other currencies are recorded in each relevant entity's functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into the applicable functional currencies at rates of exchange in effect at the balance sheet dates. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates and transactions denominated in other currencies are converted at the applicable rates of exchange prevailing when the transactions occur. Exchange gains and losses are recorded in the consolidated statements of operations.

The Group's reporting currency is the RMB. The Group's entities with functional currency of US$ translate their operating results and financial position into the RMB, the Group's reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity amounts are translated at historical exchange rates and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of equity.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents and term deposits of the Group included aggregate amounts of RMB304,180 and RMB370,428, which were denominated in RMB, at December 31, 2010 and 2011, respectively, representing 97.8% and 99.6% of the cash and cash equivalents and term deposits at December 31, 2010 and 2011, respectively.

Income taxes

Current income taxes are provided in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority based solely on technical merits of the associated tax position. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income includes net income, foreign currency translation adjustments and change in fair value of available-for-sale investments. Comprehensive income is reported as a component of the consolidated statements of equity and comprehensive income.

Financial instruments

Financial instruments include cash and cash equivalents, term deposits, short-term investments, accounts receivable, accounts payable, and amounts due from and due to related parties. The carrying values of cash and cash equivalents, term deposits, accounts receivable, accounts payable and amounts due from and to related parties approximate their fair values due to their short-term maturities. The fair value of the short-term investments measured at cost are not disclosed because they are not readily determinable. Available-for-sale investments are carried at fair value.

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted. Ordinary share equivalents are excluded from the computation of the diluted net income per share in periods when their effect would be anti-dilutive. The effect of the warrants and stock options are computed using the treasury stock method.

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share based payment issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Business combinations

The Group accounts for its business combinations using the acquisition method of accounting. Acquisition costs are allocated to the assets and liabilities the Group acquired based on their fair values with goodwill being the excess value over the net identifiable assets acquired.

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions are cash. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recently issued accounting standards not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•	Highest-and-best-use and valuation-premise concepts for nonfinancial assets- the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•	Premiums or discounts in fair value measure - the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

•	Fair value of an instrument classified in a reporting entity's shareholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•	For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.
•	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this update are effective for public entities for fiscal years beginning after December 15, 2011. The Group does not expect the adoption of these pronouncements to have a significant impact on its consolidated financial statements.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is ''more likely than not'' that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group has not early adopted this pronouncement and does not expect the adoption of this pronouncement has a significant impact on its financial condition or results of operation.